Exhibit 99.1-1

TOTAL EXCEPTION SUMMARY

#	Category	Tested Securitization Population	# of Exceptions in Sample Population	# of HECMs with an Exception	% of Sample HECM Population with Exception
1	Data Integrity - MIP Rate	256	0	0	0.00%
2	Data Integrity - Current UPB	256	0	0	0.00%
3	Data Integrity - Current Interest Rate	256	0	0	0.00%
4	Data Integrity - Loan Status	256	9	9	3.52%
5	Data Integrity - Max Claim Amount	256	0	0	0.00%
6	Data Integrity - Called Due Date	215	79	79	36.74%
7	Data Integrity - UPB at Called Due Date	215	54	54	25.12%
8	Data Integrity - Original Note Rate	256	7	7	2.73%
9	Data Integrity - Margin (on adjustable rate loans)	233	6	6	2.58%
10	Data Integrity - Index (on adjustable rate loans)	233	1	1	0.43%
11	Data Integrity - Debenture Rate	256	0	0	0.00%
12	Data Integrity - Foreclosure First Legal Date	119	3	3	2.52%
13	Data Integrity - Closing Date	256	2	2	0.78%
14	Data Integrity - Amortization Type	256	1	1	0.39%
15	Data Integrity - FHA Case Number	256	0	0	0.00%
16	Data Integrity - Original Principal Limit	256	6	6	2.34%
17	FHA Insurance	1100	0	0	0.00%
18	Valuation Integrity	259	7	7	2.70%
19	Property Inspections	260	178	178	68.46%
20	Borrower's Age	260	34	34	13.08%
21	Foreclosure & Bankruptcy Fees - Advances to Allowable Limit	192	76	76	39.58%
22	Property Preservation to Allowable Limit	254	10	10	3.94%
23	Tax and Insurance Disbursement Verification*	245	0	0	0.00%
24	Corporate Advance Disbursement Verification*	261	1	1	0.38%
25	BPO Order	198	0	0	0.00%
26	Title	736	123	123	16.71%
27	Lien Orders	37	0	0	0.00%
28	AVR Review	327	0	0	0.00%

*individual disbursement transactions on loans within the sample population